CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
NET PROFIT FOR THE YEAR	R$ 10,380,754	R$ 4,394,861	R$ 3,638,382
Other components of comprehensive income Items that will not be reclassified to result
Financial instruments at fair value through OCI	(16,253)	213,825	(374,425)
Deferred Income Tax and Social Contribution	5,526	(70,213)	142,426
Share of other comprehensive income of equity accounted investments	22,981	139,019
Actuarial gains or losses	2,064,281	130,322	660,673
Deferred Income Tax and Social Contribution	(274,841)	(37,223)	(15,068)
Other components of the Comprehensive Income Items that will not be reclassified to the result	1,801,694	375,730	413,606
Items that will be reclassified to the result
Cumulative conversion adjustments	36,139	10,031	(102,497)
Cash flow hedge adjustment	73,462		(3,796)
Share of other comprehensive income of equity accounted investments	18,356	(226,450)	407,928
Other components of comprehensive income Items that will be reclassified to the result	127,957	(216,419)	301,635
Other components of comprehensive income for the year	1,929,651	159,311	715,241
Total comprehensive income for the year	12,310,405	4,554,172	4,353,623
Portion attributed to controlling shareholders	12,307,773	4,660,654	4,350,618
Non-controlling portion	2,632	(106,482)	3,005
Total comprehensive income for the year attributed to controlling shareholders	12,307,773	4,660,654	4,350,618
Continuing operations	R$ 12,307,773	4,992,668	3,051,175
Discontinued operations		R$ (332,014)	R$ 1,299,443